Investment In Equity Method Investees (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees
Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows (in thousands):

Series PMPI	Revenue	Amortization	Other expenses	Profit (Loss)
For the three months ended March 31, 2022	$—	$500	$—	$(500)
For the three months ended March 31, 2021	$1	$500	$—	$(499)

Series PMPI	Total Assets	Total Liabilities
As of March 31, 2022	$4,841	$282
As of December 31, 2021	$5,390	$266

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows (in thousands):

Series PMPI	Revenue	Amortization	Other expenses	Profit (Loss)
For the year ended December 31, 2021	$1	$2,000	$—	$(1,999)
For the year ended December 31, 2020	$34	$2,000	$20	$(1,986)

Series PMPI			Total Assets	Total Liabilities
As of December 31, 2021			$5,390	$266
As of December 31, 2020			$7,393	$270